Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Contractual Obligations [line items]
Other non-current liabilities	kr 1,383	kr 2,114	kr 4,346
Trade payables	31,988	30,403
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	31,300	38,800
Lease obligations	10,900	11,800
Other non-current liabilities	1,400	2,100
Purchase obligations	15,200	11,300
Trade payables	32,000	30,400
Commitments for customer ﬁnance	26,900	25,900
Derivatives liabilities	200	1,000
Total	117,900	121,300
Contractual obligations [member] | 2021 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	8,400	9,800
Lease obligations	2,600	2,800
Other non-current liabilities	100	100
Purchase obligations	12,000	10,600
Trade payables	32,000	30,400
Commitments for customer ﬁnance	26,900	25,900
Derivatives liabilities	100	400
Total	82,100	80,000
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	10,800	15,600
Lease obligations	3,900	4,100
Other non-current liabilities	700	700
Purchase obligations	2,600	600
Derivatives liabilities	100	500
Total	18,100	21,500
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	10,200	10,500
Lease obligations	2,500	2,600
Other non-current liabilities		100
Purchase obligations	600	100
Total	13,300	13,300
Contractual obligations [member] | 2026 and later [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	1,900	2,900
Lease obligations	1,900	2,300
Other non-current liabilities	600	1,200
Derivatives liabilities		100
Total	kr 4,400	kr 6,500